Schedule H, Line 4i – Schedule of Assets (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	16-0977505
Plan number	005
Current Value	$ 384,700,049
Investment, Identifier [Axis]: CONMED Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,491,300
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	60,265,499
Investment, Identifier [Axis]: Fidelity Contrafund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,487,069
Investment, Identifier [Axis]: Fidelity Diversified International Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,540,974
Investment, Identifier [Axis]: Fidelity Emerging Markets Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,481,110
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,093,126
Investment, Identifier [Axis]: Fidelity Freedom 2010 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	579,645
Investment, Identifier [Axis]: Fidelity Freedom 2015 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	946,390
Investment, Identifier [Axis]: Fidelity Freedom 2020 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,486,841
Investment, Identifier [Axis]: Fidelity Freedom 2025 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,765,811
Investment, Identifier [Axis]: Fidelity Freedom 2030 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,522,532
Investment, Identifier [Axis]: Fidelity Freedom 2035 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,668,275
Investment, Identifier [Axis]: Fidelity Freedom 2040 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,565,892
Investment, Identifier [Axis]: Fidelity Freedom 2045 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,401,429
Investment, Identifier [Axis]: Fidelity Freedom 2050 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,534,823
Investment, Identifier [Axis]: Fidelity Freedom 2055 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,398,038
Investment, Identifier [Axis]: Fidelity Freedom 2060 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,151,058
Investment, Identifier [Axis]: Fidelity Freedom 2065 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,154,509
Investment, Identifier [Axis]: Fidelity Freedom 2070 Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	160,486
Investment, Identifier [Axis]: Fidelity Freedom Retirement Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	948,184
Investment, Identifier [Axis]: Fidelity Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,829,533
Investment, Identifier [Axis]: Fidelity Government Money Market Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,642,655
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio - Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,745,058
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,405,252
Investment, Identifier [Axis]: Franklin Small Cap Value GG Trust CIT Class R
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,557,871
Investment, Identifier [Axis]: Interest Bearing Cash Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,422
Investment, Identifier [Axis]: Invesco Discovery Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	80,052
Investment, Identifier [Axis]: JP Morgan U.S. Small Company Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,483,790
Investment, Identifier [Axis]: Janus Henderson Enterprise Collective Fund Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,589,884
Investment, Identifier [Axis]: John Hancock Core Plus Fixed Income Trust Class I2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,105,286
Investment, Identifier [Axis]: John Hancock Disciplined Value Mid Cap Trust Class B5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,588,966
Investment, Identifier [Axis]: Notes receivable from participants
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,820,514
Investment, Identifier [Axis]: Notes receivable from participants | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Investment, Identifier [Axis]: Notes receivable from participants | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: PIMCO Income Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,762,825
Investment, Identifier [Axis]: Participant - Directed Brokerage Link Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,174,892
Investment, Identifier [Axis]: Putnam Large Cap Value Trust IA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,562,568
Investment, Identifier [Axis]: Putnam Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 706,490